As Filed With The Securities And Exchange Commission On January 16, 1998

                                            File Nos. 333-03093 and 811-07615

                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C.  20549

                                     Form N-3

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 (X)

   Pre-Effective Amendment No.                                            (  )

   Post-Effective Amendment No.  4                                         (X)
                                      and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   (X)

   Amendment No.  6                                                        (X)

                      RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                            (Exact Name of Registrant)

                     GREAT AMERICAN RESERVE INSURANCE COMPANY
                           (Name of Insurance Company)

             11815 North Pennsylvania Street, Carmel, Indiana 46032 (Address of Insurance Company's Principal Executive Offices) (Zip Code)

                                (800) 437-3506
           (Insurance Company's Telephone Number, Including Area Code)

                               Karl W. Kindig, Esq.
                     Great American Reserve Insurance Company
                         11815 North Pennsylvania Street
                              Carmel, Indiana  46032
                (Name and Address of Agent for Service of Process)
                                    Copies to:

                              Michael Berenson, Esq.
                               Ann B. Furman, Esq.
                        Jorden Burt Berenson & Johnson LLP
                        1025 Thomas Jefferson Street, N.W.
                                  Suite 400 East
                          Washington, D. C.  20007-0805

   Approximate Date of Commencement of the Proposed Public Offering of the
   Securities:

   It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of rule 485 X on February 15, 1998 pursuant to paragraph (b)(1)(v) of rule 485

         60 days after filing pursuant to paragraph (a)(1) of rule 485 on (date) pursuant to paragraph (a)(1) of rule 485
         75 days after filing pursuant to paragraph (a)(2) of rule 485 on (date) pursuant to paragraph (a)(2) of rule 485

   If appropriate, check the following box:

     X This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

   Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant declares that an indefinite amount of individual variable annuity contracts is being registered under the Securities Act of 1933.

   Part A, Part B, and Part C of Registrant's Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, filed on September 24, 1997, are incorporated by reference herein, and this Post-Effective Amendment is being filed under Rule 485(b)(1)(v) under the Securities Act of 1933 for the sole purpose of further delaying the effectiveness of the above-referenced Amendment.

                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant's sponsor, GREAT AMERICAN RESERVE INSURANCE COMPANY, certifies that is meets the requirements for effectiveness of this post-effective amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment no. 4 to this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and the seal of the sponsor to be hereunto affixed and attested, all in the City of Carmel, State of Indiana, on the 15th day of January, 1998.



                                       GREAT AMERICAN RESERVE
                                         INSURANCE COMPANY



                                       By:   /s/ Donald F. Gongaware
                                             Donald F. Gongaware,
                                             President
                                             Great American Reserve
                                               Insurance Company

                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT, certifies that it meets the requirements for effectiveness of this post-effective amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment no. 4 to this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Rockville, State of Maryland, on the 15th day of January, 1998.


                                             RYDEX ADVISOR VARIABLE
                                             ANNUITY ACCOUNT


                                             /s/Albert P. Viragh, Jr.
                                             Albert P. Viragh, Jr.,
                                             Chairman of the Board of
                                               Managers,
                                             Rydex Advisor Variable
                                             Annuity Account

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities with the Registrant and on the dates indicated on this 15th day of January, 1998.

             Signature                            Title                      Date


 /s/ Albert P. Viragh, Jr.          Chairman of the Board of           January 15, 1998
 Albert P. Viragh, Jr.              Managers, Principal Executive
                                    Officer, and President

 Corey A. Colehour*                 Member of the Board of Managers    January 15, 1998
 Corey A. Colehour



 J. Kenneth Dalton*                 Member of the Board of             January 15, 1998
 J. Kenneth Dalton                  Managers


 Roger Somers*                      Member of the Board of Managers    January 15, 1998
 Roger Somers

/s/ L. Gregory Gloeckner            Member of the Board of Managers    January 15, 1998
L. Gregory Gloeckner







 /s/ Carl G. Verboncoeur            Vice President and Treasurer       January 15, 1998
 Carl G. Verboncoeur



   *By:  /s/Albert P. Viragh, Jr.
         Albert P. Viragh, Jr.
         Attorney-in-Fact